Derivatives and hedge activities (Details 3) - BRL (R$) R$ in Thousands	5 Months Ended
	Dec. 31, 2022	Aug. 03, 2022
Financial liabilities at Amortized cost
Disclosure of financial assets [line items]
Warrant liability	R$ 2,886	R$ 28,274
Increase decrease in fair value of warrants	(25,387)
Public warrants
Disclosure of financial assets [line items]
Warrant liability	1,795	17,576
Increase decrease in fair value of warrants	(15,781)
Private placement warrants
Disclosure of financial assets [line items]
Warrant liability	1,092	R$ 10,698
Increase decrease in fair value of warrants	R$ (9,606)